Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

RRS-16-03 1.820982.121	December 1, 2016

Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class T, Class C and Class I
November 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ARRS-16-04 1.820981.128	December 1, 2016